Loans and Other Borrowings - Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	£ 15,953	£ 13,491	£ 11,405
Finance leases	206	223	229
Other loans	645	532	710
Bank overdrafts (note 22)	72	29	17
Amounts due to ultimate company	2,101	1,061	1,183
Total other loans and borrowings	2,818	1,622	2,262
Total loans and borrowings	18,977	15,336	13,896
6.625% Bond Due June 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds			526
5.95% Bond Due January 2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds			891
3.25% Bond Due August 2018 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds		541	539
2.35% Bond Due February 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds		572	642
1.125% Bond Due June 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	869	883	863
8.625% Bond Due March 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	300	300	300
0.625% Bond Due March 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	1,289	1,309	1,282
4.38% Bond Due March 2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds		455	460
0.5% Bond Due June 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	495	502
4.5% Bond Due December 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	524
1.125% Bond Due March 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	946	961	942
0.875% Bond Due September 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	430
1% Bond Due June 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	498	506
1% Bond Due June 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	943	959
3.50% Index Linked Bond Due April 2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	433	419	403
1.75% Bond Due March 2026 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	1,118	1,137	1,113
2.125% Bond Due September 2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	433
1.5% Bond Due June 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	993	1,009
5.125% Bond Due December 2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	542
5.75% Bond Due December 2028 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	710	721	731
9.625% Bond Due December 2030 (Minimum 8.625%) [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	2,096	1,943	2,191
3.125% Bond Due November 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	502	502
3.64% Bond Due June 2033 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	339
6.375% Bond Due June 2037 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	522	522	522
1.613% Indexed Linked Bond Due June 2033 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	340
3.883% Bond Due June 2039 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	340
1.739% Indexed Linked Bond Due June 2039 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	340
3.924% Bond Due June 2042 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	350
2.21% Bank Loan Due December 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan due			£ 352
1.774% Indexed Linked Bond Due June 2042 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	351
3.625% Bond Due November 2047 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total listed bonds	£ 250	£ 250